Pro Forma of Financial Information Purport to Represent Results of Operations for Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Total revenue, as reported	$ 4,688	$ 4,512	$ 4,041	$ 4,086	$ 3,990	$ 3,272	$ 3,222	$ 2,174		$ 16,629	$ 8,668	$ 5
Pro forma revenue										18,308	17,675
Net income (loss) allocable to common shares, as reported	4	(55)	(28)	(14)	(26)	(28)	(48)	27	(63)	(123)	(112)	4
Pro forma net income (loss) allocable to common shares										(66)	(55)
Pro Forma
Real Estate Properties [Line Items]
Total revenue, as reported					3,990
Pro forma revenue					4,529
Net income (loss) allocable to common shares, as reported					(26)
Pro forma net income (loss) allocable to common shares					$ (23)